SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT	Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years
Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years

SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES
	Useful Lives	June 30, 2026	December 31, 2025
Patents	15 years	$45,336	$45,336
Less accumulated amortization		(31,735)	(30,224)
		$13,601	$15,112

	Useful Lives	12/31/2025	12/31/2024
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(30,224)	(27,201)
		$15,112	$18,135

SCHEDULE OF PATENT AMORTIZATION

Remainder of 2026	$1,511
2027	3,022
2028	3,022
Thereafter	6,046
Total	$13,601
Patent amortization for the year ended December 31, 2025:
2026	3,924
2027	3,211
2028	7,977
$15,112

SCHEDULE OF NET EARNINGS PER SHARE

	June 30, 2026	June 30, 2025
Weighted average options to purchase common stock	567,472,527	565,000,000
Weighted average warrants to purchase common stock	20,027,473	228,958,334

The following table presents potentially dilutive securities that were not included in the computation of diluted net income per share for the six months ended June 30, 2026 and 2025, as their inclusion would be anti-dilutive.

	June 30, 2026	June 30, 2025
Weighted average options to purchase common stock	566,243,094	565,000,000
Weighted average warrants to purchase common stock	95,220,995	228,958,334

	For the Years Ended
	December 31,
	2025	2024

Income (Loss) to common shareholders (Numerator)	$(2,846,943)	$(1,809,962)

Basic weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512

Diluted weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512